Intangible Assets Other than Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets Other than Goodwill

The following table presents intangible assets other than Goodwill as of December 31, 2017, 2016 and January 1, 2016:

Intangible Assets, Gross	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Intangible Assets, Gross	6,423,636	3,525,393	2,737,272
Easements and water rights	58,147	55,533	51,776
Concessions	6,156,560	3,267,682	2,518,336
Development costs	15,180	24,080	36,790
Patents, registered trademarks and other rights	39,411	34,259	15,891
Computer software	146,509	135,780	111,481
Other identifiable intangible assets	7,829	8,059	2,998

Intangible Assets, Amortization and Impairment	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Accumulated Amortization and Impairment, Total	(2,741,157)	(1,715,235)	(1,355,331)
Identifiable Intangible Assets	(2,741,157)	(1,715,235)	(1,355,331)
Easements and water rights	(15,665)	(14,577)	(12,951)
Concessions	(2,622,625)	(1,583,704)	(1,243,448)
Development costs	(13,124)	(12,520)	(11,717)
Patents, registered trademarks and other rights	(14,158)	(15,411)	(12,467)
Computer software	(73,210)	(86,445)	(71,905)
Other identifiable intangible assets	(2,375)	(2,578)	(2,843)

Intangible Assets, Net	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Intangible Assets, Net	3,682,479	1,810,158	1,381,941
Easements and water rights	42,482	40,956	38,826
Concessions, Net(1) (*)	3,533,935	1,683,978	1,274,887
Development costs	2,056	11,560	25,073
Patents, registered trademarks and other rights	25,253	18,849	3,424
Computer software	73,299	49,334	39,576
Other identifiable intangible assets	5,454	5,481	155

(1) The detail of concessions is the following:

Concession Holder	12-31-2017 ThUS$	12-31-2016 ThUS$	01-01-2016 ThUS$

Enel Distribución Río S.A. (ex Ampla)	1,006,398	1,020,630	765,200
Enele Distribución Ceará S.A. (ex Coelce)	705,638	663,348	509,687
CELG Distribución S.A.	1,821,899	-	-

TOTAL	3,533,935	1,683,978	1,274,887

(*) See Note 4c.1.

Summary of Reconciliations of the Carrying Amounts of Intangible Assets

The reconciliations of the carrying amounts of intangible assets during the years ended December 31, 2017 and 2016, are as follows:

	Development Costs	Easements	Concessions	Patents, Registered Trademarks and	Computer	Other Identifiable	Intangible Assets,
Changes in Intangible Assets				Other Rights	Software	Intangible Assets	Net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2017	11,560	40,956	1,683,978	18,849	49,334	5,481	1,810,158
Changes in identifiable intangible assets:							-
Increases other than from business combinations	611	2,453	825,256	8,184	34,569	-	871,073
Increases from business combinations (3)			1,824,275				1,824,275
Increase (decrease) from foreign currency translation differences	272	656	(80,562)	69	(2,483)	1	(82,047)
Amortization (1)	(505)	(1,776)	(226,046)	(1,808)	(10,416)	(28)	(240,579)
Increases (decreases) from transfers and other changes	12	40	(133)	19	62	-	-
Increases (decreases) from transfers	12	40	(133)	19	62	-	-
Increases (decreases) from other changes (2)	-	-	-	-	-	-	-
Disposals and removal from service	(9,894)	-	(7,087)	(60)	(259)	-	(17,300)
Disposals	-	-	-	-	-	-	-
Removals from service	(9,894)	-	(7,087)	(60)	(259)	-	(17,300)
Other increases (decreases)	-	153	(485,746)	-	2,492	-	(483,101)
Total changes in identifiable intangible assets	(9,504)	1,526	1,849,957	6,404	23,965	(27)	1,872,321

Closing balance as of December 31, 2017	2,056	42,482	3,533,935	25,253	73,299	5,454	3,682,479

	Development Costs	Easements	Concessions	Patents, Registered Trademarks and	Computer	Other Identifiable	Intangible Assets,
Changes in Intangible Assets				Other Rights	Software	Intangible Assets	Net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2016	25,073	38,826	1,274,887	3,424	39,576	155	1,381,941
Changes in identifiable intangible assets:							-
Increases other than from business combinations	2,157	2,574	399,408	15,413	-	21,234	440,786
Increase (decrease) from foreign currency translation differences, net	650	1,585	284,446	390	1,223	497	288,791
Amortization (1)	(157)	(1,390)	(114,152)	(1,179)	(7,975)	-	(124,853)
Increases (decreases) from transfers and other changes	(104)	(556)	(121,040)	801	16,510	(15,895)	(120,284)
Increases (decreses) from transfers	(104)	-	-	(166)	21,270	(21,000)	-
Increases (decreases) from other changes	-	(556)	(121,040)	967	(4,760)	5,105	(120,284)
Disposals and removal from service	(16,059)	(83)	(39,571)	-	-	(510)	(56,223)
Disposals	(16,059)	(83)	(39,571)	-	-	(510)	(56,223)
Removal from service	-	-	-	-	-	-	-
Total changes in identifiable intangible assets	(13,513)	2,130	409,091	15,425	9,758	5,326	428,217

Closing balance as of December 31, 2016	11,560	40,956	1,683,978	18,849	49,334	5,481	1,810,158

(1)	See Note 29.
(2)	Correspond mainly to the transfer to financial assets in 2016 from our subsidiaries Enel Distribución Rio S.A. and Enel Distribución Ceará S.A. in accordance with IFRIC 12.
(3)

This is the fair value calculated provisionally for concessions acquired as part of the acquisition of the 99.88% ownership interest in the Brazilian entity CELG Distribuição S.A. on February 14, 2017 by our subsidiary Enel Brasil (See Note 7.2).